Average Annual Total Returns - VIPGrowthPortfolio-InitialServiceService2PRO - VIPGrowthPortfolio-InitialServiceService2PRO - VIP Growth Portfolio	Apr. 29, 2024
VIP Growth Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	36.09%
Past 5 years	19.52%
Past 10 years	14.68%
VIP Growth Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	35.89%
Past 5 years	19.34%
Past 10 years	14.51%
VIP Growth Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	36.24%
Past 5 years	19.64%
Past 10 years	14.80%
RS007
Average Annual Return:
Past 1 year	41.21%
Past 5 years	18.85%
Past 10 years	14.33%